Deferred Government Subsidy (Details)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Deferred Government Subsidy [Line Items]
Government subsidy	¥ 20,000,000
Received government subsidy (in Dollars) | $		$ 2,752,092		$ 2,816,941
GMB BJ planned [Member]
Deferred Government Subsidy [Line Items]
Future incremental costs			¥ 21,926,900